Financial instruments	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Accounting classification and carrying amounts
It is management’s estimate that the carrying amounts of financial assets and financial liabilities carried at amortized cost approximate their fair value, with the exception of the Senior Bonds, Aztiq Convertible Bond, 2022 Convertible Bonds, and Alvogen Facility, since any applicable interest receivable or payable is either close to current market rates or the instruments are short-term in nature. The fair values as of 30 June 2024 are based on the following considerations:
–the communication on 7 June 2024, that the Company entered into a $965 million Facility in two tranches, enabling the Company to improve cost capital, address upcoming debt maturities in 2025 and add incremental cash to the balance sheet. The Facility matures in June 2029 and was funded in July 2024. Upon the closing of the Facility, the Company was required to settle its existing debt obligations;
–The settlement of the existing debt obligations resulted in a change in cash flow of these obligations and the acceleration of previously deferred debt issue costs and debt discounts resulting in $63.1 million loss on remeasurement for the six months ended 30 June 2024 (see Note 6); and
–the announcement on 26 June 2024 that all holders of the Tranche A and some holders of the Tranche B of the 2022 Convertible Bonds exercised their right to conversion into ordinary shares at the fixed conversion price of $10.00 per share on the last scheduled conversion date prior to maturity, which is 1 July 2024. The holders of the 2022 Convertible Bonds that did not exercised their right to conversion obtained repayment from the Group in July 2024 upon settlement of the Facility.
Material differences between the fair values and carrying amounts of these borrowings are identified as follows:

	30 June 2024
	Carrying Amount	Fair Value
Senior Bonds	550,429	553,674
Aztiq Convertible Bond	95,437	97,719
2022 Convertible Bonds	236,677	240,449
Alvogen Facility	83,329	83,411
	965,872	975,253

	31 December 2023
	Carrying Amount	Fair Value
Senior Bonds	549,411	559,867
Aztiq Convertible Bond	80,663	84,756
2022 Convertible Bonds	155,914	217,419
Alvogen Facility	76,556	82,060
	862,544	944,102
Fair value measurements
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured at fair value on a recurring basis as of 30 June 2024 and 31 December 2023:

	30 June 2024
	Level 1	Level 2	Level 3	Total
Senior Bond Warrants	2,640	—	—	2,640
Tranche A Conversion Feature	—	—	39,714	39,714
Predecessor Earn Out Shares	—	169,300	—	169,300
OACB Warrants	29,731	—	—	29,731
	32,370	169,300	39,714	241,384

	31 December 2023
	Level 1	Level 2	Level 3	Total
Senior Bond Warrants	19,715	—	—	19,715
Tranche A Conversion Feature	—	—	118,830	118,830
Predecessor Earn Out Shares	—	349,900	—	349,900
OACB Earn Out Shares	—	6,200	—	6,200
OACB Warrants	25,908	—	—	25,908
	45,623	356,100	118,830	520,553

The following table provides a reconciliation of Level 3 financial instruments:

Tranche A Conversion Feature
1 January 2024	118,830
Issuance	—
Revaluation	(79,116)
Transfer to Level 1	—
Extinguishment	—
30 June 2024	39,714
The Group did not recognize any transfer of assets or liabilities between levels of the fair value hierarchy during the six months ended 30 June 2024.
Senior Bond Warrants
As noted in Note 3, during the first quarter 2024, Senior Bond Warrant holders elected to exercise their warrants. As a result, 1,501,599 Ordinary Shares were issued in exchange for the exercising of the penny warrants. The Company received an immaterial amount of cash and will recognize the transaction as an extinguishment of the derivative financial liabilities. The difference between the equity issued and carrying value of the derivative financial liabilities was recognized in the consolidated statements of profit or loss and other comprehensive income or loss.
The fair value of the Senior Bond Warrants was derived from the publicly quoted trading price of the Ordinary Shares at the valuation date. As of 30 June 2024, the Company had 217,246 warrants with an exercise price of $0.01, representing the 1.5% tranche of Senior Bond Warrants. The Senior Bond Warrants had a fair value of $
$2.6 million as of 30 June 2024. The change in fair value resulted in $0.6 million of finance cost for the six months ended 30 June 2024.
Tranche A Conversion Feature
The conversion feature had a fair value of $39.7 million as of 30 June 2024, classified as current a financial liability due to the conversion of the Tranche A of the 2022 Convertible Bonds on 1 July. The change in fair resulted in $79.1 million of finance income for the six months ended 30 June 2024.
The fair value of the Tranche A Conversion Feature was determined using a lattice model that incorporated inputs and assumptions as further described below. The inputs and assumptions associated with the valuation of the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date.
The following table presents the assumptions and inputs that were used for the model in valuing the Tranche A Conversion Feature:

	30 June 2024	31 December 2023
Stock price	$12.16	$11.48
Conversion price	$10.00	$10.00
Volatility rate*	-	57.5%
Risk-free interest rate*	-	4.2%
Dividend yield	0.0%	0.0%
Risky yield	17.8%	16.3%
*Not used for the 30 June 2024 valuation based on the fact that all the Tranche A 2022 Convertible Bonds were converted on 1 July 2024.
Predecessor Earn Out Shares
As noted in Note 3, on 12 February 2024, the first tranche of Predecessor Earn Out Shares vested resulting in the issuance of 19,165,000 Ordinary Shares. The issuance of Ordinary Shares for the first tranche was accounted for as an extinguishment of a financial liability in the consolidated statements of profit or loss and other comprehensive income or loss.
The Predecessor Earn Out Shares had a fair value of $169.3 million as of 30 June 2024, resulting in $120.5 million of finance costs for the six months ended 30 June 2024.
The fair value of the Predecessor Earn Out Shares was determined using Monte Carlo analysis that incorporated inputs and assumptions as further described below. The inputs and assumptions associated with the valuation of the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date.
The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:

	30 June 2024	31 December 2023
Number of shares	19,165,000	38,330,000
Share price	$12.16	$11.48
Volatility rate	55.0%	55.0%
Risk-free rate	4.53%	3.97%
OACB Earn Out Shares
On 12 February 2024, the second tranche of OACB Earn Out Shares vested resulting in the issuance of 625,000 Ordinary Shares. The issuance of Ordinary Shares for the second tranche was accounted for as an extinguishment of a financial liability in the consolidated statements of profit or loss and other comprehensive income or loss.
OACB Warrants
During the six months ended 30 June 2024, holders of the OACB Warrants exercised their warrant rights for an exercise price of $11.50 for the rights to one Ordinary Share per warrant. The exercises resulted in the issuance of 419,660 Ordinary Shares and cash proceeds of $4.8 million. The Company recognized the transaction as an extinguishment of the derivative financial liabilities. The difference between the equity issued and carrying value of the derivative financial liabilities was recognized in the consolidated statements of profit or loss and other comprehensive income or loss.
The OACB warrants had a fair value of $29.7 million as of 30 June 2024. The fair value of the warrants was derived from the publicly quoted trading price at the valuation date. The change in fair value of the OACB Warrants resulted in $5.7 million of finance costs for the six months ended 30 June 2024.